Note 3 - Loans and Allowance for Loan Losses (Details) - Troubled Debt Restructurings (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Modifications [Line Items]
Number of loans	3	8
Pre-modification outstanding recorded balance	$ 1,118,526	$ 6,901,545
Post-modification outstanding recorded balance	1,118,526	7,147,784
One to Four Family Units [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	1	2
Pre-modification outstanding recorded balance	287,500	662,598
Post-modification outstanding recorded balance	287,500	662,598
Real Estate Construction [Member]
Financing Receivable, Modifications [Line Items]
Number of loans		1
Pre-modification outstanding recorded balance		73,845
Post-modification outstanding recorded balance		73,845
Real Estate Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of loans		2
Pre-modification outstanding recorded balance		3,275,179
Post-modification outstanding recorded balance		3,297,014
Commercial Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	2	3
Pre-modification outstanding recorded balance	831,026	2,889,923
Post-modification outstanding recorded balance	$ 831,026	$ 3,114,327